Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenue [Abstract]
Number of operating segments | Segment	1
Revenues by Geographic Area [Abstract]
Revenues	$ 334.1	$ 164.9	$ 0.1
Contract with Customer, Asset, Net, Current [Abstract]
Deferred mobilization and contract preparation cost				$ 19.3	$ 6.0
Accrued revenue				31.7	18.9
Acquired contract backlog				0.0	20.2
Current contract assets				51.0	45.1
Contract with Customer, Asset, Net, Noncurrent [Abstract]
Deferred mobilization and contract preparation cost				3.5	5.1
Non-current contract assets				3.5	5.1
Total contract assets	54.5	10.4	10.4	$ 54.5	$ 50.2
Changes in Remaining Performance Obligation [Roll Forward]
Net balance at January 1	50.2	10.4
Additions to deferred costs, acquired contract backlog and accrued revenue	134.7	76.1
Amortization of deferred costs	(130.4)	(36.3)
Total contract assets	$ 54.5	$ 50.2	$ 10.4
Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	73.00%	100.00%	100.00%
Exxon Mobil [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	15.00%	0.00%	0.00%
National Drilling Company (ADOC) [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	13.00%	21.00%	0.00%
Pan American Energy [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	13.00%	0.00%	0.00%
TAQA Bratani Limited [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	11.00%	17.00%	0.00%
Centrica North Sea Limited (Spirit Energy) [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	10.00%	10.00%	0.00%
BW Energy Gabon S.A. [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	4.00%	13.00%	0.00%
Total S.A. [Member] | Revenues [Member]
Customer Accounted for More than 10% of Our Contract Revenue [Abstract]
Percentage of contract revenues	0.00%	13.00%	100.00%
Middle East [Member]
Revenues by Geographic Area [Abstract]
Revenues	$ 43.2	$ 41.1	$ 0.0
Europe [Member]
Revenues by Geographic Area [Abstract]
Revenues	114.7	75.1	0.0
West Africa [Member]
Revenues by Geographic Area [Abstract]
Revenues	102.4	44.4	0.1
Mexico [Member]
Revenues by Geographic Area [Abstract]
Revenues	50.0	0.0	0.0
South East Asia [Member]
Revenues by Geographic Area [Abstract]
Revenues	$ 23.8	$ 4.3	$ 0.0